Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Lease commitments
2016	$ 30,186
2017	(26,717)
2018	(27,219)
2019	(27,151)
2020	(27,488)
2021 and thereafter	(252,070)
Total	(330,459)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2016	47,258
2017	750
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	48,008
Bareboat capital leases - upfront hire & handling fees (2)
Lease commitments
2016	(12,269)
2017	(1,344)
2018	0
2019	0
2020	0
2021 and thereafter	0
Total capital lease minimum payments	(13,613)
Bareboat commitments charter hire (3)
Lease commitments
2016	(4,803)
2017	(26,123)
2018	(27,219)
2019	(27,151)
2020	(27,488)
2021 and thereafter	(252,070)
Total capital lease minimum payments	$ (364,854)